Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Related party revenue	[1]	$ 5,528,639	$ 4,253,710	$ 3,717,366
Cleaning Appliances
Disaggregation of Revenue [Line Items]
Related party revenue		2,063,514	1,819,465	1,931,732
Cooking and Beverage Appliances
Disaggregation of Revenue [Line Items]
Related party revenue		1,717,654	1,441,634	1,078,610
Food Preparation Appliances
Disaggregation of Revenue [Line Items]
Related party revenue		1,178,735	653,615	590,438
Beauty and Home Environment Appliances
Disaggregation of Revenue [Line Items]
Related party revenue		568,736	338,996	116,586
Shark
Disaggregation of Revenue [Line Items]
Related party revenue		2,632,250	2,158,460	2,047,972
Ninja
Disaggregation of Revenue [Line Items]
Related party revenue		$ 2,896,389	$ 2,095,250	$ 1,669,394
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		100.00%	100.00%	100.00%
Revenue from Contract with Customer Benchmark | Brand Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		100.00%	100.00%	100.00%
Revenue from Contract with Customer Benchmark | Brand Concentration Risk | Shark
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		47.60%	50.70%	55.10%
Revenue from Contract with Customer Benchmark | Brand Concentration Risk | Ninja
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		52.40%	49.30%	44.90%
Revenue from Contract with Customer Benchmark | Product Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		100.00%	100.00%	100.00%
Revenue from Contract with Customer Benchmark | Product Concentration Risk | Cleaning Appliances
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		37.30%	42.80%	52.00%
Revenue from Contract with Customer Benchmark | Product Concentration Risk | Cooking and Beverage Appliances
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		31.10%	33.90%	29.00%
Revenue from Contract with Customer Benchmark | Product Concentration Risk | Food Preparation Appliances
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		21.30%	15.30%	15.90%
Revenue from Contract with Customer Benchmark | Product Concentration Risk | Beauty and Home Environment Appliances
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		10.30%	8.00%	3.10%
North America
Disaggregation of Revenue [Line Items]
Related party revenue		$ 3,795,707	$ 3,018,038	$ 2,922,680
North America | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		68.70%	71.00%	78.60%
United States | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		63.10%	65.40%	72.80%
Europe
Disaggregation of Revenue [Line Items]
Related party revenue		$ 1,732,932	$ 1,235,672	$ 794,686
Europe | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		31.30%	29.00%	21.40%
United Kingdom | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		16.20%	19.70%	14.30%

[1]	Including amounts associated with related parties of $9,460, $3,133 and $1,451 for the years ended December 31, 2024, 2023 and 2022, respectively.